Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.4%
International Equity Funds - 24.0%
iShares Core MSCI EAFE ETF	6,002	$ 448,830
iShares Core MSCI Emerging Markets ETF	2,081	112,249
iShares Global REIT ETF (A)	4,547	112,356
		673,435
U.S. Equity Fund - 26.4%
iShares Core S&P 500 ETF	1,339	740,895
U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF (A)	565	56,466
iShares Core U.S. Aggregate Bond ETF	286	28,346
		84,812
Total Exchange-Traded Funds (Cost $1,335,565)		1,499,142
INVESTMENT COMPANIES - 45.9%
International Equity Funds - 14.1%
Transamerica Emerging Markets Opportunities (B)	10,606	84,848
Transamerica International Focus (B)	18,376	155,831
Transamerica International Stock (B)	12,479	156,355
		397,034
International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (B)	1,542	14,270
U.S. Equity Funds - 28.3%
Transamerica Capital Growth (B)(C)	11,272	89,722
Transamerica Large Cap Value (B)	16,978	246,694
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)(C)	8,956	$ 84,458
Transamerica Mid Cap Value Opportunities (B)	7,278	87,191
Transamerica Small Cap Growth (B)	9,083	64,218
Transamerica Small Cap Value (B)	10,325	66,493
Transamerica US Growth (B)	4,914	155,707
		794,483
U.S. Fixed Income Funds - 3.0%
Transamerica Bond (B)	7,035	56,845
Transamerica High Yield Bond (B)	3,501	28,462
		85,307
Total Investment Companies (Cost $1,165,373)		1,291,094
OTHER INVESTMENT COMPANY - 4.8%
Securities Lending Collateral - 4.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (D)	134,804	134,804
Total Other Investment Company (Cost $134,804)		134,804
Total Investments (Cost $2,635,742)		2,925,040
Net Other Assets (Liabilities) - (4.1)%		(114,098)
Net Assets - 100.0%		$ 2,810,942
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,499,142	$—	$—	$1,499,142
Investment Companies	1,291,094	—	—	1,291,094
Other Investment Company	134,804	—	—	134,804
Total Investments	$2,925,040	$—	$—	$2,925,040
Transamerica Funds

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $131,945, collateralized by cash collateral of $134,804. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$30,566	$27,924	$(4,063)	$(497)	$2,915	$56,845	7,035	$1,405	$—
Transamerica Capital Growth	46,540	32,773	(6,738)	1,694	15,453	89,722	11,272	—	—
Transamerica Emerging Markets Debt	7,846	6,681	(1,018)	57	704	14,270	1,542	426	—
Transamerica Emerging Markets Opportunities	45,070	42,793	(10,741)	(2,248)	9,974	84,848	10,606	1,462	—
Transamerica High Yield Bond	15,480	13,829	(2,090)	(307)	1,550	28,462	3,501	989	—
Transamerica International Focus	83,097	78,014	(15,103)	(2,586)	12,409	155,831	18,376	3,281	4,499
Transamerica International Stock	83,020	67,705	(18,502)	1,772	22,360	156,355	12,479	3,283	—
Transamerica Large Cap Value	130,956	107,683	(25,095)	(229)	33,379	246,694	16,978	1,713	10,795
Transamerica Mid Cap Growth	46,615	35,160	(10,601)	(1,040)	14,324	84,458	8,956	—	—
Transamerica Mid Cap Value Opportunities	48,786	38,090	(9,644)	(2,961)	12,920	87,191	7,278	587	2,169
Transamerica Small Cap Growth	36,549	27,256	(8,190)	(2,498)	11,101	64,218	9,083	—	1,956
Transamerica Small Cap Value	36,679	24,518	(9,371)	(2,586)	17,253	66,493	10,325	1,344	—
Transamerica US Growth	81,628	65,867	(19,040)	5,874	21,378	155,707	4,914	—	3,341
Total	$692,832	$568,293	$(140,196)	$(5,555)	$175,720	$1,291,094	122,345	$14,490	$22,760

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at July 31, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica ClearTrack® 2060

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica ClearTrack® 2060 (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds